Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life - TINGO, INC. [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Building [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives (years)	20 years	20 years	20 years
Vehicles [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives (years)	5 years		5 years
Furniture and Fixtures [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives (years)	5 years		5 years
Office Equipment [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives (years)	5 years		5 years
Machinery and Equipment [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives (years)	4 years		4 years
Retail Site [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives (years)	20 years